Convertible Promissory Note (‘Notes’) (Details) - Schedule of Unsecured Promissory Note - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Schedule of Unsecured Promissory Note [Line Items]
Unsecured promissory note, Total	$ 2,027,840
Unsecured promissory note [Member]
Schedule of Unsecured Promissory Note [Line Items]
Unsecured promissory note, Total	$ 2,027,840